Share-based Payments - Charge for Share-based Payments (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payments	£ 3,862	£ 3,302	£ 1,558
2019 Equity Incentive Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payments	3,149	2,860	922
2019 Non-Executive Director Equity Incentive Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payments	713	499	167
2015 Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payments	0	0	3
Mereo BioPharma Group plc Share Option Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payments	0	68	376
Long-term incentive plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payments	£ 0	£ (125)	£ 90